Term Loan (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of debt
Debt consisted of the following as of September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Term loan	$—	$2,374,031
Less: debt discount	—	(20,364)
Term Loan, net of debt discount	$—	$2,353,667